Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment at September 30, 2023 and December 31, 2022 consisted of the following:

	September 30, 2023	December 31, 2022
Equipment and machinery	$1,406,531	$1,403,817
Office furniture and equipment	156,960	156,960
Transportation equipment	1,158,102	883,077
Displays	757,162	-
Leasehold improvements	181,206	166,760
Total property and equipment	3,659,961	2,610,614
Less: Accumulated depreciation	(1,448,361)	(725,408)
Property and equipment, net	$2,211,600	$1,885,206

Depreciation expense for the three and nine months ended September 30, 2023 was $261,275 and $724,297, respectively. In comparison, depreciation expense for the three and nine months ended September 30, 2022 was $151,722 and $432,683, respectively.

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Equipment and machinery	$1,403,817	$808,592
Office furniture and equipment	156,960	105,203
Transportation equipment	883,077	864,121
Leasehold improvements	166,760	112,356
Total property and equipment	2,610,614	1,890,272
Less: Accumulated depreciation	(725,408)	(194,961)
Property and equipment, net	$1,885,206	$1,695,311

Depreciation expense for the years ended December 31, 2022 and 2021 was $578,344 and $166,412, respectively.